RISK MANAGEMENT - Schedule of Sensitivity Analysis of Financial Instruments (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) Rate brazilianReal $ / gal	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($) Rate $ / gal brazilianReal	Dec. 31, 2025 EUR (€) Rate $ / gal brazilianReal	Dec. 31, 2024 BRL (R$) brazilianReal	Dec. 31, 2024 USD ($) brazilianReal	Dec. 31, 2024 EUR (€) brazilianReal
Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.5024			5.5024	5.5024	6.1923	6.1923	6.1923
Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.4692			6.4692	6.4692	6.4363	6.4363	6.4363
Interest rate risk | Exposure to CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate (p.a.)	14.90%			14.90%	14.90%
Exposed assets (liabilities), net	R$ (30,742)
Interest rate risk | Exposure to SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate (p.a.)	3.70%			3.70%	3.70%
Exposed assets (liabilities), net	R$ (1,495,146)
Interest rate risk | Interest rate devaluation by -10% | Exposure to CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate (p.a.)	13.40%			13.40%	13.40%
Exposed assets (liabilities), net	R$ 4,944
Interest rate risk | Interest rate devaluation by -10% | Exposure to SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate (p.a.)	3.30%			3.30%	3.30%
Exposed assets (liabilities), net	R$ 5,485
Interest rate risk | Interest rate devaluation by -25% | Exposure to CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate (p.a.)	11.20%			11.20%	11.20%
Exposed assets (liabilities), net	R$ 12,360
Interest rate risk | Interest rate devaluation by -25% | Exposure to SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate (p.a.)	2.80%			2.80%	2.80%
Exposed assets (liabilities), net	R$ 13,712
Interest rate risk | Interest rate appreciation by 10% | Exposure to CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate (p.a.)	16.40%			16.40%	16.40%
Exposed assets (liabilities), net	R$ (4,944)
Interest rate risk | Interest rate appreciation by 10% | Exposure to SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate (p.a.)	4.00%			4.00%	4.00%
Exposed assets (liabilities), net	R$ (5,485)
Interest rate risk | Interest rate appreciation by 25% | Exposure to CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate (p.a.)	18.60%			18.60%	18.60%
Exposed assets (liabilities), net	R$ (12,360)
Interest rate risk | Interest rate appreciation by 25% | Exposure to SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate (p.a.)	4.60%			4.60%	4.60%
Exposed assets (liabilities), net	R$ (13,712)
Commodity price risk | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price (in usd per share) | $ / gal	4.2			4.2	4.2
Liabilities and equity	R$ (5,710,291)
Commodity price risk | Interest rate devaluation by -10% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price (in usd per share) | $ / gal	3.8			3.8	3.8
Effect on profit or loss	R$ 571,029
Commodity price risk | Interest rate devaluation by -25% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price (in usd per share) | $ / gal	3.2			3.2	3.2
Effect on profit or loss	R$ 1,427,573
Commodity price risk | Interest rate appreciation by 10% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price (in usd per share) | $ / gal	4.6			4.6	4.6
Effect on profit or loss	R$ (571,029)
Commodity price risk | Interest rate appreciation by 25% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price (in usd per share) | $ / gal	5.3			5.3	5.3
Effect on profit or loss	R$ (1,427,573)
Currency risk | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	R$ (39,156,408)					R$ (43,491,366)
Final rate | Rate	5.5			5.5	5.5
Exposed assets (liabilities), net	R$ (35,729,371)			$ (6,493,416)		(39,397,983)	$ (6,362,415)
Currency risk | Exposure to US$ | Interest rate devaluation by -10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | Rate	5.0			5.0	5.0
Effect on profit or loss | $		$ 3,572,937
Currency risk | Exposure to US$ | Interest rate devaluation by -25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | Rate	4.1			4.1	4.1
Effect on profit or loss | $		8,932,343
Currency risk | Exposure to US$ | Interest rate appreciation by 10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | Rate	6.1			6.1	6.1
Effect on profit or loss | $		(3,572,937)
Currency risk | Exposure to US$ | Interest rate appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | Rate	6.9			6.9	6.9
Effect on profit or loss | $		$ (8,932,343)
Currency risk | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities and equity	R$ (1,600)					(15)
Final rate	6.5			6.5	6.5
Exposed assets (liabilities), net	R$ 125,823				€ 19,450	R$ 1,030,953		€ 160,178
Currency risk | Exposure to € | Interest rate devaluation by -10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate	5.8			5.8	5.8
Effect on profit or loss | €			€ (12,582)
Currency risk | Exposure to € | Interest rate devaluation by -25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate	4.9			4.9	4.9
Effect on profit or loss | €			(31,456)
Currency risk | Exposure to € | Interest rate appreciation by 10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate	7.1			7.1	7.1
Effect on profit or loss | €			12,582
Currency risk | Exposure to € | Interest rate appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate	8.1			8.1	8.1
Effect on profit or loss | €			€ 31,456